Average Annual Total Returns - NVIT iShares Global Equity ETF Fund	Class II Shares 1 Year	Class II Shares Since Fund Inception	Class II Shares Fund Inception Date	Class Y Shares 1 Year	Class Y Shares Since Fund Inception	Class Y Shares Fund Inception Date	MSCI World Index - Net Return (reflects no deduction for fees or expenses) 1 Year	MSCI World Index - Net Return (reflects no deduction for fees or expenses) Since Fund Inception
Total	15.76%	18.10%	Jan. 23, 2019	16.32%	18.70%	Jan. 23, 2019	15.90%	19.17%